Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Balance at Dec. 31, 2010	$ 80,808,446	$ 877,595	$ 81,686,041	$ 105,911,284	$ 1,157,861	$ 107,069,145	$ 79,881,815	$ 892,525	$ 80,774,340
Balance (in units) at Dec. 31, 2010			7,716,383.922			5,169,640.931			6,503,021.753
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(5,354,560)	(61,966)	(5,416,526)	1,057,020	12,896	1,069,916	1,254,790	14,595	1,269,385
Redemptions	(17,060,643)	(100,094)	(17,160,737)	(14,293,505)	(99,988)	(14,393,493)	(12,495,683)	0	(12,495,683)
Redemptions (in units)			(1,669,323.158)			(693,201.784)			(993,900.324)
Balance at Dec. 31, 2011	58,393,243	715,535	59,108,778	92,674,799	1,070,769	93,745,568	68,640,922	907,120	69,548,042
Balance (in units) at Dec. 31, 2011			6,047,060.764			4,476,439.147			5,509,121.429
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	75,477	5,058	80,535	(11,911,182)	(133,219)	(12,044,401)	(6,186,843)	(76,753)	(6,263,596)
Redemptions	(16,154,830)	(200,103)	(16,354,933)	(18,201,659)	(200,012)	(18,401,671)	(19,436,159)	(299,998)	(19,736,157)
Redemptions (in units)			(1,628,814.049)			(926,765.223)			(1,679,265.122)
Balance at Dec. 31, 2012	42,313,890	520,490	42,834,380	62,561,958	737,538	63,299,496	43,017,920	530,369	43,548,289
Balance (in units) at Dec. 31, 2012			4,418,246.715			3,549,673.924			3,829,856.307
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	3,639,202	42,253	3,681,455	(4,784,987)	(52,610)	(4,837,597)	2,866,532	35,417	2,901,949
Redemptions	(10,807,107)	(75,009)	(10,882,116)	(12,664,919)	(100,018)	(12,764,937)	(8,979,422)	(75,006)	(9,054,428)
Redemptions (in units)			(1,037,402.578)			(740,308.303)			(768,478.549)
Balance at Dec. 31, 2013	$ 35,145,985	$ 487,734	$ 35,633,719	$ 45,112,052	$ 584,910	$ 45,696,962	$ 36,905,030	$ 490,780	$ 37,395,810
Balance (in units) at Dec. 31, 2013			3,380,844.137			2,809,365.621			3,061,377.758